Related Parties	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Parties
NOTE 16. RELATED PARTIES
The Company had raised funds by issuing notes to various related parties including directors, officers, and shareholders and the balance at June 30, 2021 and December 31, 2020 was $12.0 million and $12.0 million, respectively, as discussed in
“Note 8 – Notes Payable Related Party”
.
J.T. Burnette, the spouse of Kim Rivers, the Chief Executive Officer and Chair of the board of directors of the Company, is a minority owner of a company (the “Supplier”) that provides construction and related services to the Company. The Supplier is responsible for the construction of the Company’s cultivation and processing facilities, and provides labor, materials and equipment on a cost-plus basis. At June 30, 2021 and 2020, property and equipment purchases totaled $76.4 million, and $35.9 million, respectively. As of June 30, 2021 and December 31, 2020, $13.8 million and $10.4 million of property and equipment purchases was included in accounts payable in the condensed consolidated balance sheets. The use of the Supplier was reviewed and approved by the independent members of the Company’s board of directors, and all invoices of the Supplier are reviewed by the office of the Company’s Chief Legal Officer.
The Company has many leases from various real estate holding companies that are managed by various related parties including Benjamin Atkins, a former director and current shareholder of the Company, and the Supplier. As of June 30, 2021, and December 31, 2020, under ASC 842, the Company had the following in the condensed consolidated balance sheet:

	As of June 30, 2021		As of December 31, 2020
	Finance	Operating	Finance	Operating

	(dollars in thousands)		(dollars in thousands)
Right-of-use asset, net	$3,213	$10,720	$3,425	$12,003
Lease liability:
Lease liability - current portion	301	1,381	281	1,539
Lease liability	3,344	9,980	3,500	11,083

Total related parties lease liability	$3,645	$11,361	$3,781	$12,622

18.	RELATED PARTIES
The Company had raised funds by issuing notes to various related parties including directors, officers, and shareholders and the balance at December 31, 2020 and 2019 was $12.0 million and $13.0 million, respectively, as discussed in
“Note 8—Notes Payable Related Party”
.
J.T. Burnette, the spouse of Kim Rivers, the Chief Executive Officer and Chair of the board of directors of the Company, is a minority owner of a company (the “Supplier”) that provides construction and related services to the Company. The Supplier is responsible for the construction of the Company’s cultivation and processing facilities, and provides labor, materials and equipment on a cost-plus basis. For the years ended December 31, 2020 and 2019 and 2018, property and equipment purchases totaled $96.7 million, $46.4 million and $12.1 million, respectively. As of December 31, 2020, and 2019, $10.4 million and $6.5 million was included in accounts payable in the consolidated balance sheets, as discussed in “
Note 5—Property and Equipment
”. The use of the Supplier was reviewed and approved by the independent members of the Company’s board of directors, and all invoices of the Supplier are reviewed by the office of the Company’s general counsel.
The Company has many leases from various real estate holding companies that are managed by various related parties including Benjamin Atkins, a former director and current shareholder of the Company, and the Supplier. As of December 31, 2020, and 2019, under ASC 842, the Company had $15.4 million and $18.9 million of right-of-use
assets in Property and Equipment, Net, respectively. As of December 31, 2020 and 2019, $1.8 million, is included in Lease Liability—Current in the Condensed Consolidated Balance Sheet.